10. WARRANTS	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
WARRANTS

At June 30, 2015, the following warrants to purchase the Company’s common stock were outstanding and exercisable:

·	81,579 warrants exercisable at $0.95 per share and which expire in September 2016 issued as placement agent’s compensation in connection with the sale of $3 million of preferred stock on September 27, 2013 as described in Note 12.

·	1,710,525 warrants exercisable at $0.95 per share and which expire in September 2016 issued in connection with Securities Purchase Agreements entered into with certain investors providing for the sale of a total of $3.0 million of preferred stock on September 27, 2013 described in Note 12. In March 2014, 1,447,369 warrants were exercised via a cashless exercise resulting in the issuance of 850,169 shares of common stock of the Company.

·	15,000 warrants exercisable at $2.10 per share which expire in July 2015 issued as partial payment for services.

·	306,902 warrants exercisable at $2.375 per share and which expire in June 2017 issued in connection with the Underwriting Agreement entered into with MDB Capital Group, LLC as part of underwriting compensation which provided for the sale of $12 million of common stock on June 19, 2012. On March 19, 2014, 272,159 warrants were exercised via a cashless exercise resulting in the issuance of 53,048 shares of common stock of the Company.

·	511,604 warrants exercisable at $2.65 per share and which expire in May 2017 issued in connection with Securities Purchase Agreements entered into with certain investors providing for the sale of a total of $2,465,000 of Zero Coupon Convertible Subordinated Notes on May 1, 2012.

·	6,300 warrants exercisable at $5.00 per share which expire in July 2015 issued as partial payment for services.

·	224,375 warrants exercisable at $5.20 per share and which expire in September 2015 issued to certain purchasers of Company shares in March 2010.

·	71,667 warrants exercisable at $6.65 per share and which expire in August 2015 issued to certain purchasers of Company shares in August 2009.

The table below summarizes warrant balances and activity for the years ended June 30, 2015 and June 30, 2014:

	Number of Warrants	Weighted Average Exercise Price Per Share
Balance at June 30, 2013	1,421,806	$3.15
Warrants granted	3,239,474	0.95
Warrants expired	(8,000)	2.80
Warrants exercised	(1,719,528)	1.18
Balance at June 30, 2014	2,933,752	1.88
Warrants granted	-	-
Warrants expired	(5,800)	5.00
Warrants exercised	-	-
Balance at June 30, 2015	2,927,952	$1.88